Income and mining taxes	12 Months Ended
Dec. 31, 2022
INCOME AND MINING TAXES [Abstract]
Income and mining taxes	Income and mining taxes
The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
CURRENT INCOME AND MINING TAX EXPENSE
Canada	1.9	3.6
Foreign	2.6	0.2
Adjustments in respect of prior year	(0.3)	(0.2)
	4.2	3.6
DEFERRED INCOME AND MINING TAX EXPENSE
Canada	(1.5)	14.0
Adjustments in respect of prior year	(1.3)	2.1
	(2.8)	16.1
Total income tax expense	1.4	19.7
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before taxes. The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
Earnings (loss) before taxes	(65.4)	160.3
Canadian federal and provincial income tax rates	25.8%	25.8%
Income tax expense (recovery) based on above rates	(16.9)	41.4
INCREASE (DECREASE) DUE TO
Permanent differences	4.6	(19.9)
Different statutory tax rates on earnings of foreign subsidiaries	0.2	(0.3)
Foreign exchange on non-monetary assets and liabilities	(1.6)	(0.5)
Other foreign exchange differences	20.8	(32.8)
Prior years’ adjustments relating to tax provision and tax returns	0.1	1.9
Canadian mining tax	(1.3)	16.7
Change in unrecognized deferred tax assets	(7.1)	12.0
BC Mining exploration tax credits received	—	—
Other	2.6	1.2
Income tax expense	1.4	19.7
The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
DEFERRED TAX ASSETS
Capital losses	6.0	7.0
Property, plant and equipment and Mining interests	45.5	52.9
Tax credits	62.7	66.5
Ontario Mining Tax	43.5	53.2
Other	127.9	148.8
	285.6	328.4
DEFERRED TAX LIABILITIES
British Columbia Mining Tax	(66.8)	(69.6)
	(66.8)	(69.6)
Unrecognized deferred tax asset	285.6	328.4
Deferred income tax liabilities, net	(66.8)	(69.6)

The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(69.6)	(53.5)
Recognized in net earnings/loss	2.8	(16.1)
Total movement in the net deferred tax liabilities	(66.8)	(69.6)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company did not recognize deductible temporary differences on the following losses by country:

• Canadian capital loss carry-forwards of $35.9 million with no expiry date; and
• Other loss carry-forwards of $51.7 million with varying expiry dates.

The Company did not recognize net deductible temporary differences and tax credits in the amount of $761.3 million for income taxes (2021 - $880.0 million), which includes the Canadian loss carry-forwards noted above, and $403.5 million for mining taxes (2021 - $570.0 million) on other temporary differences.

The Company recognizes deferred taxes by taking into account the effects of local enacted tax legislation.
Deferred tax assets are fully recognized when the Company concludes that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. In order to determine whether an asset can be recognized, it must be considered probable that an entity will have sufficient taxable profits available in the future to enable recovery of the asset. IAS 12 states that an entity will have sufficient taxable profits available in the future to enable the recovery of the asset when:
• There are sufficient taxable temporary differences relating to the same tax authority and the same taxable entity that are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset that can be carried back or forward;

• It is probable that the entity will have sufficient taxable profit relating to the same tax authority and the same taxable entity, in the same period as the reversal of the deductible temporary difference (or in the periods into which a tax loss arising from the deferred tax asset can be carried back or forward). In making this evaluation taxable amounts arising from deductible temporary differences that are expected to originate in future periods should be ignored because these will need further future taxable profits in order to be utilized.

• Tax planning opportunities that are available to the entity that will create taxable profit in appropriate periods.

Future income is impacted by changes in market gold, copper and silver prices as well as forecasted future costs and expenses to produce gold and copper reserves. In addition, the quantities of proven and probable gold and copper reserves, market interest rates and foreign currency exchange rates also impact future levels of taxable income.

Any change in any of these factors will result in an adjustment to the recognition of deferred tax assets to reflect the Company's latest assessment of the amount of deferred tax assets that is probable will be realized.